QB2 Advances from SMM/SC - Summary of Amounts Outstanding (Details) $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
QB advances from SMM/SC		$ 4,531		$ 6,534
Face Value
Disclosure of detailed information about borrowings [line items]
QB advances from SMM/SC	$ 3,181		$ 4,996
Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
QB advances from SMM/SC		2,719		2,873
Quebrada Blanca Phase 2 project facility | SSM/SC
Disclosure of detailed information about borrowings [line items]
QB advances from SMM/SC		4,483		3,497
Quebrada Blanca Phase 2 project facility | Face Value
Disclosure of detailed information about borrowings [line items]
QB advances from SMM/SC	1,912		2,206
Quebrada Blanca Phase 2 project facility | Face Value | SSM/SC
Disclosure of detailed information about borrowings [line items]
QB advances from SMM/SC	$ 3,136		$ 2,661
Quebrada Blanca Phase 2 project facility | At fair value | SSM/SC
Disclosure of detailed information about borrowings [line items]
QB advances from SMM/SC		$ 4,707		$ 3,589